RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2017
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

28.   RELATED PARTY TRANSACTIONS

Compensation of key management personnel

Key management personnel comprises members of the Board of Directors and key senior managers of the Corporation and its main subsidiaries. Their compensation is as follows:

	2017	2016	2015

Salaries and short-term benefits	$4,445	$4,410	$5,100
Post-employment benefits	312	208	225
Share-based compensation	3,091	2,024	1,226
Other long-term benefits	1,061	1,534	1,688

	$8,909	$8,176	$8,239

Operating transactions

During the years ended December 31, 2017, 2016 and 2015, the Corporation and its subsidiaries made purchases and incurred rent charges with the parent corporation and affiliated corporations, which are included in purchase of goods and services. The Corporation and its subsidiaries also made sales to the parent corporation and affiliated corporations.  These transactions were accounted for at the consideration agreed between parties:

	2017	2016	2015

Ultimate parent and parent corporation :
Revenues	$525	$455	$696
Purchase of goods and services	8,698	8,037	8,584
Operating expenses recovered	(344)	(752)	(597)

Corporations under common control :
Revenues	5,481	5,906	8,059
Purchase of goods and services	103,519	104,244	103,435
Operating expenses recovered	(2,308)	(1,275)	(1,395)

Accounts receivable from affiliated corporations:

	2017	2016

Ultimate parent and parent corporation :
Accounts receivable	$533	$224
Interest receivable	4,174	—

Corporations under common control:
Accounts receivable	2,314	2,433

	$7,021	$2,657

Accounts payable to affiliated corporations:

	2017	2016

Ultimate parent and parent corporation :
Accounts payable	$36,028	$51,561

Corporations under common control:
Accounts payable	18,647	14,973

	$54,675	$66,534

Management arrangements

The Corporation pays annual management fees to the parent corporation for services rendered to the Corporation, including internal audit, legal and corporate, financial planning and treasury, tax, real estate, human resources, risk management, public relations and other services.  Management fees amounted to $53.0 million in 2017 ($53.0 million in 2016 and $48.0 million in 2015).  The agreement provides for an annual management fee to be agreed upon for the year 2018.  In addition, the parent corporation is entitled to the reimbursement of out-of-pocket expenses incurred in connection with the services provided under the agreement.